Related-party transactions (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Key management personnel's remuneration - salaries	$ 23,581	$ 18,287	$ 16,741